Royalty, Stream and Working Interests - Impairments of Royalties, Streams and Working Interests (Details)	12 Months Ended
	Dec. 31, 2024 USD ($) item	Dec. 31, 2023 USD ($)
Royalty, stream and working interests
Impairment losses	$ 0	$ (1,173,300,000)
Impairments		1,173,300,000
Cobre Panama
Royalty, stream and working interests
Impairments		1,169,200,000
Number of precious metal streams | item	2
Recoverable amount		0
Energy exploration assets
Royalty, stream and working interests
Impairments		4,100,000
Recoverable amount		0
Royalty, stream and working interests, net
Royalty, stream and working interests
Impairment losses		$ (1,169,200,000)